Expense Example - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - FidelityGovernmentMoneyMarketFund-AdvisorMPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Advisor Cl M
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 72
3 years	226
5 years	394
10 years	$ 881